SHAREHOLDERS' EQUITY (Details 1) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Number of Options outstanding
Beginning balance	6,204,605
Granted	406,575
Exercised	(2,693,614)
Expired and forfeited	(117,542)
Ending balance	3,800,024	6,204,605
Exercisable	2,126,460
Weighted-Average Exercise Price
Beginning balance	$ 13.53
Granted	192.91
Exercised	2.28
Expired and forfeited	48.88
Ending balance	39.6	$ 13.53
Exercisable	$ 19.4
Weighted Average Remaining Contractual life, Outstanding	7 years 5 months 15 days	7 years 2 months 15 days
Weighted Average Remaining Contractual life, Exercisable	6 years 10 months 9 days
Aggregate Intrinsic Value, outstanding	$ 347,627	$ 1,831,568
Aggregate Intrinsic Value, exercisable	$ 223,393